Fair Value Measurements - Net Asset Value Per Share (Details) - EBP 050 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 131,451	$ 122,652
NAV | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 107,265	$ 101,491